Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 8,266	$ 8,324
Future production costs	(3,681)	(3,549)
Future development/ abandonment costs	(1,612)	(1,461)
Undiscounted pre-tax cash flows	2,973	3,314
Deferred income taxes	(184)	(272)
Future net cash flows	2,789	3,042
Less 10% annual discount factor	(994)	(1,187)
Standardized measure of discounted future net cash flows	$ 1,795	$ 1,855	$ 2,754